Document and Entity Information	12 Months Ended
Dec. 31, 2016 shares
Document And Entity Information [Abstract]
Document Type	20-F
Document Period End Date	Dec. 31, 2016
Amendment Flag	false
Entity Registrant Name	Aegean Marine Petroleum Network Inc.
Entity Central Index Key	0001344376
Trading Symbol	ANW
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Well Known Seasoned Issuer	No
Entity Common Stock Shares Outstanding	39,403,822
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY